Transactions and balances with related parties - Schedule of General and Administrative Expense Between Related Parties (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) executive	Dec. 31, 2024 USD ($) executive	Dec. 31, 2023 USD ($) executive
Related party [Abstract]
Employee annual salary plus employee benefits	$ 7,139,037	$ 6,973,526	$ 7,128,490
Share-based compensation expense	9,072,796	8,982,488	8,001,830
Key management personnel compensation	$ 16,211,833	$ 15,956,014	$ 15,130,320
Number of key executives | executive	25	25	23